Statement of Cash Flows	1 Months Ended
Aug. 12, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (2,813)
Change in operating assets and liabilities:
Increase in accrued liabilities	2,813
Net cash used in operating activities
NET CHANGE IN CASH
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD
Supplemental Disclosure of Cash Flow Information
Deferred offering costs paid by promissory note – related party	100,000
Accrued deferred offering costs	12,000
Capital contribution from shares paid to promissory note – related party	$ 25,000